Segment information - Summary of Major Customer Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenue	$ 26,881	$ 923	$ 911
Company 1
Disclosure of major customers [line items]
Revenue	26,127	0	0
Company 2
Disclosure of major customers [line items]
Revenue	0	0	20
Company 3
Disclosure of major customers [line items]
Revenue	275	262	249
Company 4
Disclosure of major customers [line items]
Revenue	0	323	222
Company 5
Disclosure of major customers [line items]
Revenue	0	129	167
Company 6
Disclosure of major customers [line items]
Revenue	0	0	101
Company 7
Disclosure of major customers [line items]
Revenue	$ 280	$ 206	$ 100